CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue from contract with customer, product and service, extensible enumeration	us-gaap:ServiceMember			us-gaap:ServiceMember			us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember
Service revenue	$ 107			$ 339			$ 1,829	$ 2,066	$ 3,089	$ 299
Cost of revenue	66			119			66	507	855	26
Gross profit	41			220			1,763	1,559	2,234	273
Operating expenses:
Research and development expenses	2,205			5,992			7,731	26,315	34,351	41,721
Selling, general and administrative expenses	5,429			9,294			16,916	29,571	36,055	49,827
Total operating expenses	7,634			15,286			24,647	55,886	70,406	91,548
Loss from operations	(7,593)			(15,066)			(22,884)	(54,327)	(68,172)	(91,275)
Other income (expense), net:
Change in fair value of warrant liability	0			221			0	559	561	5,185
Realized loss on disposal of assets	(133)			0			(188)	(17)	(17)	(168)
Interest income	2			216			24	1,128	1,225	522
Interest expense	(43)			(530)			(100)	(2,182)	(2,337)	(5,262)
Litigation settlement, net									0	(4,500)
Other income (expense)	9			0			61	20	(180)	54
Total other income (expense), net	(165)			(93)			(203)	(492)	(748)	(4,169)
Net loss	$ (7,758)	$ (7,016)	$ (8,313)	$ (15,159)	$ (18,835)	$ (20,825)	$ (23,087)	$ (54,819)	$ (68,920)	$ (95,444)
Net loss per share, basic (in dollars per share)	$ (0.45)			$ (7.2)			$ (1.49)	$ (28.45)	$ (23.13)	$ (58.53)
Net loss per share, diluted (in dollars per share)	$ (0.45)			$ (7.2)			$ (1.49)	$ (28.45)	$ (23.13)	$ (58.53)
Weighted average shares outstanding, basic (in shares)	17,357,896			2,106,707			15,514,688	1,927,049	2,979,845	1,630,762
Weighted average shares outstanding, fully diluted (in shares)	17,357,896			2,106,707			15,514,688	1,927,049	2,979,845	1,630,762